INVESTMENTS - Investments in associates (Details)	1 Months Ended		12 Months Ended
	Jan. 31, 2025 shares	Oct. 31, 2024 property	Dec. 31, 2025 CAD ($) entity shares	Dec. 31, 2024 CAD ($)
INVESTMENTS
Number of investment in associates | entity			2
Equity pick up loss			$ (1,213,000)	$ 16,000
Murphy lake north, Darby and Packrat properties
INVESTMENTS
Percentage of interest acquire	70.00%
Foremost Clean Energy Ltd | Non-core uranium exploration properties
INVESTMENTS
Option percentage of interest to be transferred		70.00%
Number of non core uranium exploration properties | property		10
Cosa
INVESTMENTS
Shares received | shares	14,195,506
Foremost Clean Energy Ltd
INVESTMENTS
Shares acquired | shares			485,000
Total Consideration			$ 1,067,000
Ownership Interest, Associates			17.89%	19.13%
Shares held | shares			2,462,410
Equity pick up loss			$ (1,361,000)
Cosa
INVESTMENTS
Shares acquired | shares			4,835,358
Total Consideration			$ 1,232,000
Ownership Interest, Associates	19.95%		16.87%
Shares held | shares			16,723,172
Equity pick up loss			$ (411,000)
Deferred equity consideration			$ 2,250,000
Warrants acquired | shares			2,417,679
Deferred equity consideration payable period			5 years
Cosa | Murphy lake north, Darby and Packrat properties
INVESTMENTS
Percentage of exploration expenditure commitment			100.00%
Committed exploration expenditure			$ 1,500,000
Cosa | Murphy lake north, Darby and Packrat properties | Funding not done by December 31, 2027
INVESTMENTS
Interest held in property			51.00%
Cosa | Darby Properties
INVESTMENTS
Percentage of exploration expenditure commitment			100.00%
Committed exploration expenditure			$ 5,000,000
Cosa | Darby Properties | Funding not done by September 30, 2029
INVESTMENTS
Interest held in property			51.00%